Financial Instruments	6 Months Ended
Jun. 30, 2021
Disclosure of financial instruments [text block] [Abstract]
Financial instruments
11.	Financial instruments

11.1.	Financial assets

Set out below, is an overview of financial assets, other than cash and short-term deposits, held by the Group as at June 30, 2021 and December 31, 2020:

	June 30 2021 £’000	December 31 2020 £’000
Debt instruments at amortised cost
Trade receivables	12,715	7,243
Contract assets	153	599
Lease deposits	1,954	2,653

	14,822	10,495

Current	14,822	10,495
Non-current	-	-

11.2.	Financial liabilities

Set out below is an overview of financial liabilities held by the Group as at June 30, 2021 and December 31, 2020:

	June 30 2021 £’000	December 31 2020 £’000
Financial liabilities at amortised cost
Current:
Lease liabilities	14,125	6,540
Stocking loans	116,155	86,709
Mortgages	523	1,368
Warrants	6,648	-

	137,451	94,617
Non- current:
Lease liabilities	46,702	41,508
Mortgages	1,776	2,126
Warrants	-	-

	48,478	43,634

11.3.	Fair value

Management assessed that the fair value of trade receivables, other receivables, stocking loans and trade and other payables approximate their carrying value due to the short-term maturities of these instruments.

The fair value of trade receivables, other receivables, stocking loans and trade and other payables has been measured using level 3 valuation inputs.